Convertible debt and loans payable - Additional Information (Detail)							3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 10, 2020 USD ($)	Feb. 10, 2020 CAD ($)	Dec. 27, 2019 USD ($) shares	Dec. 16, 2019 USD ($)	Dec. 16, 2019 CAD ($)	Mar. 06, 2018 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Oct. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Dec. 16, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Conversion of convertible debt (Shares) | shares			13,436								13,436
Proceeds from borrowings							$ 7,000,000	$ 5,663	$ 10,091,220	$ 2,149,335	$ 2,153,110	$ 86,572	$ 0
Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds of issue of convertible loan notes						$ 386,190
Borrowings, maturity						3
Interest rate						8.00%
Percentage of discount on effective share price						20.00%
Qualifying transaction additional funding trigger			$ 10,000,000
Principal amount			386,190
Aggregate accrued interest			$ 55,788
Conversion of convertible debt (Shares) | shares			13,436
Convertible Debt [Member] | Series B [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of discount on effective share price			20.00%
Share Price | shares			40.05
Convertible Debt [Member] | Convertible Component of Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds of issue of convertible loan notes											$ 386,190	$ 386,190	$ 386,190
Fair value of the embedded derivative liability						$ 96,548
Convertible Debt [Member] | Liability Component of Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						9.62%
Borrowings						$ 289,643
B D C Capital Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity				December 14, 2023	December 14, 2023
Interest rate				16.00%										16.00%
Principal amount				$ 5,300,000										$ 7,000,000
Borrowings, adjustment to interest rate basis				3.00%										3.00%
Borrowings, adjustment to interest rate basis On achievement of specific milestone				0.00%										0.00%
Borrowings periodic payment				$ 132,000	$ 175,000
Borrowings periodic payment terms balloon payment to be paid				$ 532,000										$ 700,000
B D C Capital Loan [Member] | Borrowings Tranch One [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	$ 2,360,000	$ 3,000,000
Borrowings transaction costs	$ 95,876	$ 121,861